Shareholder Report, Line Graph (Details) 197397_Roundhill China Magnificent Seven ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Dec. 31, 2024	Oct. 02, 2024	Dec. 31, 2025
Roundhill China Magnificent Seven ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Roundhill China Magnificent Seven ETF NAV
Accumulated Value	$ 8,493	$ 10,000	$ 9,866
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 9,961	$ 10,000	$ 12,204